Components of Earnings (Losses) Before Income Taxes (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Income Tax Disclosure [Abstract]
U.S. loss									$ (15,207)	$ (6,944)	$ (5,809)
Non-U.S. income									137,401	125,732	95,764
Earnings Before Income Taxes	$ 34,207	$ 31,220	$ 29,868	$ 26,899	$ 33,858	$ 29,267	$ 31,816	$ 23,847	$ 122,194	$ 118,788	$ 89,955